FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of warrant liability
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of beginning balance		$ 4,600,000
Change in valuation inputs or other assumption	$ 4,600,000	(4,255,000)
Fair value as of Ending balance	4,600,000	345,000
Private Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of beginning balance		251,668
Change in valuation inputs or other assumption	251,668	(234,110)
Fair value as of Ending balance	251,668	17,558
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Fair value as of beginning balance		4,851,668
Change in valuation inputs or other assumption	4,851,668	(4,489,110)
Fair value as of Ending balance	$ 4,851,668	$ 362,558